Net Loss per Unit -Narrative (Details) - Preferred Series C Subclass 1 - Subsequent Event	Jul. 10, 2023 $ / shares shares
Subsequent Event [Line Items]
Units converted (in shares) | shares	44,040,761
Price per unit (in dollars per share) | $ / shares	$ 4.66